Securities (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Held-to-maturity Securities [Abstract]
Less than Twelve Months, Fair Value	$ 1,039	$ 1,574
Less than Twelve Months, Unrealized Losses	4	16
Twelve Months or More, Fair Value	3,186	1,502
Twelve Months or More, Unrealized Losses	53	21
Fair Value	4,225	3,076
Total Unrealized Losses	57	37
Mortgage-backed securities - residential
Held-to-maturity Securities [Abstract]
Less than Twelve Months, Fair Value	0	0	[1]
Less than Twelve Months, Unrealized Losses	0	0	[1]
Twelve Months or More, Fair Value	165	171	[1]
Twelve Months or More, Unrealized Losses	1	0	[1]
Fair Value	165	171	[1]
Total Unrealized Losses	1	0	[1]
State and municipal securities
Held-to-maturity Securities [Abstract]
Less than Twelve Months, Fair Value	1,039	1,574
Less than Twelve Months, Unrealized Losses	4	16
Twelve Months or More, Fair Value	3,021	1,331
Twelve Months or More, Unrealized Losses	52	21
Fair Value	4,060	2,905
Total Unrealized Losses	$ 56	$ 37

[1]	Aggregate unrealized loss position of these securities is less than $500.